Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	3,642	4,641	7,862
Sales and marketing expenses	2,007	4,821	10,521
Research and development expenses	9,241	19,738	33,775
General and administrative expenses	8,446	7,225	20,043

Total	23,336	36,425	72,201

Schedule of share-based payment award stock options valuation assumptions	The fair value of each option granted for the years ended December 31, 2019, 2020 and 2021 is estimated on the date of grant using the following assumptions:

	For the year ended December 31,
	2019	2020	2021
Expected volatility	46.50%-46.90%	48.90%-52.20%	52.40%-62.40%
Expected dividends yield	0%	0%	0%
Risk-free interest rate	2.10%-2.60%	0.30%-1.69%	0.58%-0.87%
Expected term (in years)	6	6	6
Fair value of underlying ordinary share (US$)	6.35-7.29	16.00-42.31	9.44-35.99

Schedule of share-based compensation stock options activities
The following table presents a summary of the Company’s options activities for the years ended December 31, 2019, 2020 and 2021:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2019	6,991	2.13	3.40	29,468
Granted	2,072	3.50
Forfeited	(734)	2.60

Outstanding as of December 31, 2019	8,329	2.43	3.06	97,000

Granted	888	4.00
Exercised	(2,962)	1.84
Forfeited	(353)	3.14

Outstanding as of December 31, 2020	5,902	2.92	3.07	139,326

Granted	1,095	4.50
Exercised	(1,538)	2.45
Forfeited	(554)	3.75

Outstanding as of December 31, 2021	4,905	3.33	2.94	44,871

Vested and exercisable as of December 31, 2020	2,182	2.32	1.89	52,828
Vested and exercisable as of December 31, 2021	1,841	2.66	1.71	18,085